Transactions with Related Parties, Central Shipping Inc (Details) - Related Party [Member] - CSI [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Transactions with Related Parties [Abstract]
Fees and expenses	$ 2,030	$ 1,613
Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	306	0
Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	948	912
Accounting and reporting cost	180	180
Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	14	7
Dry-Docking Costs [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	74	0
Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire agreements	$ 508	$ 514